Long-Term Debt - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Term loan	$ 120,313	$ 121,875	$ 37,500
Less: Current portion	(6,250)	(6,250)	(5,000)
Team loan non-current portion gross	114,063	115,625	32,500
Less: Unamortized debt issuance costs	(3,344)	(3,539)	(537)
Term loan, net of current portion	$ 110,719	$ 112,086	$ 31,963